RELATED PARTY TRANSACTIONS (Details - Income Statement) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenues
Power purchase and revenue agreements	$ 134	$ 176	$ 274	$ 326
Wind levelization agreement	3	2	4	3
Total related party revenues	137	178	278	329
Direct operating costs
Energy purchases	(3)	(2)	(5)	(5)
Energy marketing fee	(6)	(6)	(12)	(12)
Insurace services	(7)	(5)	(13)	(10)
Total related party direct operating costs	(16)	(13)	(30)	(27)
Interest expense - borrowings	(3)	0	(5)	(1)
Management service costs	$ (21)	$ (21)	$ (42)	$ (37)